UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2011

Date of reporting period: October 31, 2011

Item 1. Reports to Stockholders.

The Advisors’ Inner Circle Fund

AlphaOne U.S. Equity Long Short Fund

Annual Report	October 31, 2011

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

The AlphaOne Funds file their complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-4-ALPHAONE; and (ii) on the SEC’s website at http://www. sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

Dear Shareholders:

We are pleased to send you the Annual Report for the AlphaOne U.S. Equity Long Short Fund (the “Fund”) for the period ending October 31, 2011.

Since inception on March 31, 2011, the Fund has returned 5.30% (I Shares), 5.20% (Investor Shares), and 5.00% (R Shares) compared to the S&P 500 Index’s loss of -4.36%. Over the same time period, the Fund’s monthly volatility (standard deviation) of returns has been 10.7% (I Shares) compared to volatility in the S&P 500 of 19.1%. The Fund’s Beta relative to the S&P 500 has been 0.25 on a monthly basis and 0.16 on a daily basis.

We have delivered positive absolute returns with low volatility and low correlation compared to the broad equity market.

In the seven months since inception, gains from short equity and options positions more than offset absolute losses on long equity positions. Though we had several absolute price appreciators in the long book, losing on long equity positions in total is not surprising in an environment where the broad market declined substantially. The key to positive absolute returns for the Fund thus far has been successful stock selection, particularly on the short side.

We have invested in five major sectors: technology, industrials, energy, materials and consumer, with average weighting from largest to smallest, in that order. In the seven months since inception, the Fund has been profitable in technology, industrials, energy, and consumer, losing only in materials.

Top short-side contributors included ArcelorMittal SA (MT), GT Advanced Technology (GTAT), and Textron (TXT). Top long-side contributors included Mitek Systems Inc. (MITK), RF Micro Devices (RFMD) and Yahoo! (YHOO).

In the seven months since inception, the Fund’s gross exposure (longs plus shorts) has ranged from 43.0% to 157.4% with average gross exposure of 101.9%. Gross exposure in our strategy is dynamic, as we adjust our allocation of risk capital over time and across sectors and positions based on fundamental analysis and expectancy. We may increase position sizing in certain securities in advance of an earnings report or other event that we believe may be a catalyst to drive a revaluation in our favor, but decrease position sizing in other positions ahead of events where we lack conviction in a differentiated view. Our philosophy is to risk capital only where we see the best opportunities to earn a return for shareholders and to reduce gross capital at risk in situations where we lack conviction on the drivers of security price movements.

Starting in early July, we reduced gross risk exposure for the Fund overall. We began to perceive some broader de-risking in the market on a bottom-up basis in securities we follow closely. Also, we saw macroeconomic risks and other non-fundamental factors such as political wrangling in Washington, increased focus on a potential U.S. technical default on August 2 and deepening concerns around European sovereign credits becoming more dominant drivers of share price revaluations than the company-specific factors on which we typically focus. We reduced gross exposure in the Fund to a low point of 43.0% by August 10. While a U.S. Treasury default was eventually averted, market volatility has remained elevated as Standard & Poors downgraded U.S. Treasury bonds later in August and Europe proved to be a much larger and more complicated problem than was broadly perceived early in the summer. The Fund was profitable in both July and August due to successful stock selection despite down markets in both months and lower risk capital exposure.

While we allocate gross capital dynamically, we seek to maintain low net exposure to the market overall. The Fund’s net exposure (longs minus shorts) has averaged 15.4% in the seven months since inception. During July, as we were reducing sizes of our long positions, we were also covering short positions in a synchronous manner. As we began to ramp gross exposure back up toward more typical levels in September and October, we maintained characteristic low net exposure and took advantage of wider dispersion in the market to initiate new longs and shorts and scale up existing longs and shorts. We ended October with gross exposure 100.5% and net exposure of 3.9%.

The Fund’s strategy seeks to capture idiosyncratic risk from security selection, rather than to participate in directional risk of equity market movements. Accordingly, performance is driven by the quality of our research, insight and skill in identifying specific mispriced securities and capturing revaluations of those securities towards our perception of intrinsic value.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

We conclude our first fiscal period pleased with our execution of the strategy and focused on the fundamental research work that will drive performance of the Fund in the year ahead.

We appreciate your continued confidence.

Sincerely,

The AlphaOne Capital Partners Team

The above commentary represents management’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The S&P 500 Index is an unmanaged index consisting of 500 stocks. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

Beta – A measure of the volatility, or systematic risk, of a security or a portfolio in comparison to a benchmark.

Standard Deviation – A statistical measure of portfolio risk.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

Growth of a $10,000 Investment

*	If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.
**	The Fund commenced operations on March 31, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 2.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

Sector Weightings* (unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 46.0%

	Shares	Value

CONSUMER DISCRETIONARY — 6.2%
Amazon.com*	400	$85,404
Comcast, Cl A (A)	1,500	35,175

		120,579

ENERGY — 5.5%
Equities	900	57,150
Patriot Coal* (A)	4,050	50,868

		108,018

INDUSTRIALS — 8.7%
FreightCar America* (A)	2,500	47,375
Pall	600	30,702
Tetra Tech* (A)	1,300	28,379
Titan International	2,800	63,000

		169,456

INFORMATION TECHNOLOGY — 18.1%
Ceva*	1,000	31,070
Intevac*	1,950	15,698
Lam Research*	1,000	42,990
LogMein*	600	24,402
PLX Technology* (A)	10,000	32,500
Silicon Image*	6,000	38,640
Silicon Laboratories*	2,000	85,500
Spreadtrum Communications ADR (B)	1,200	31,884
Xyratex	2,150	29,326
Yahoo!*	1,400	21,896

		353,906

MATERIALS — 7.5%
CF Industries Holdings	500	81,135
Mosaic	700	40,992
Rockwood Holdings*	500	23,020

		145,147

TOTAL COMMON STOCK (Cost $831,704)		897,106

PURCHASED OPTIONS* — 2.8%

	Contracts/ Shares	Value
Spreadtrum Communications Call
Expires 11/19/2011, Strike Price $25	65	$15,925
Expires 1/21/2012, Strike Price $20	10	7,100
Expires 1/21/2012, Strike Price $25	40	14,800
Walter Energy Call
Expires 12/17/2011, Strike Price $75	15	13,950
Expires 12/17/2011, Strike Price $100	15	3,480

TOTAL PURCHASED OPTIONS (Cost $39,162)		55,255

CASH EQUIVALENT — 19.4%
BlackRock Liquidity Funds T-Fund Portfolio , 0.010% (C) (Cost $379,220)	379,220	379,220

TOTAL INVESTMENTS — 68.2% (Cost $1,250,086)		$1,331,581

SCHEDULE OF SECURITIES SOLD SHORT COMMON STOCK — (45.2)%†
ENERGY — (1.7)%
Exxon Mobil	(400)	$(31,236)

INDUSTRIALS — (5.5)%
Acuity Brands	(600)	(27,780)
Caterpillar	(850)	(80,291)

		(108,071)

INFORMATION TECHNOLOGY — (29.4)%
Altera	(900)	(34,128)
Aruba Networks*	(600)	(14,214)
Atmel*	(7,500)	(79,200)
Badger Meter	(1,000)	(32,740)
Cypress Semiconductor	(3,600)	(68,796)
Google, Cl A*	(170)	(100,749)
Intel	(2,500)	(61,350)
Mellanox Technologies*	(1,500)	(48,540)
NXP Semiconductor*	(2,700)	(48,519)
Power Integrations	(700)	(24,941)
Rubic on Technology*	(2,400)	(25,008)
SMA Solar Technology	(600)	(36,027)

		(574,212)

MATERIALS — (8.6)%
ArcelorMittal	(2,350)	(48,716)
EI du Pont de Nemours	(500)	(24,035)
Monsanto	(750)	(54,562)
Sherwin-Wiliams	(500)	(41,355)

		(168,668)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

SCHEDULE OF SECURITIES SOLD SHORT COMMON STOCK — continued

	Contracts	Value

TOTAL COMMON STOCK (Proceeds $860,818)		$(882,187)

SECURITIES SOLD SHORT — (45.2)% (Proceeds $860,818)		$(882,187)

WRITTEN OPTION* — (0.3)%

Spreadtrum Communications Call Expires 1/21/2012, Strike Price $30	(40)	(5,400)

TOTAL WRITTEN OPTION (Premiums Received $2,880)		$ (5,400)

Percentages are based on Net Assets of $1,950,864.

*	Non-income producing security.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)	Underlying security for a written/purchased call option.
(C)	The rate reported is the 7-day effective yield as of October 31, 2011.

ADR —American Depositary Receipt

Cl —Class

As of October 31, 2011 all of the Fund’s investments, securities sold short and options were Level 1 in accordance with ASC 820.

For the period ended October 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

STATEMENT OF ASSETS AND LIABILITIES

AlphaOne U.S. Equity Long Short Fund
Assets:
Investments, at Value (Cost $1,250,086)	$1,331,581
Cash	343,508
Foreign Currency (Cost $51,291)	51,699
Deposits Held at Prime Broker for Securities Sold Short (See Note 2)	762,430
Receivable for Investment Securities Sold	580,219
Receivable for Capital Shares Sold	100,280
Receivable due from Investment Adviser	47,135
Deferred Offering Costs	26,064
Dividends and Income Receivable	2
Prepaid Expenses	6,387

Total Assets	3,249,305

Liabilities:
Securities Sold Short, at Value (proceeds $860,818)	882,187
Written Options, at Value (Premiums received $2,880)	5,400
Payable for Investment Securities Purchased	342,597
Payable due to Administrator	11,890
Payable due to Trustees	2,424
Chief Compliance Officer Fees Payable	1,970
Payable due to Investment Adviser	1,742
Payable for Dividends on Short Sales	1,039
Shareholder Service Fees Payable — Class R	132
Payable for Distribution Fees — Investor Class	86
Payable for Distribution Fees — Class R	43
Other Accrued Expenses	48,931

Total Liabilities	1,298,441

Net Assets	$1,950,864

NET ASSETS CONSIST OF:
Paid-in Capital	$1,873,099
Accumulated Net Investment Loss	(1,533)
Accumulated Net Realized Gain on Investments, Securities Sold Short and Foreign Currency Transactions	21,284
Net Unrealized Appreciation on Investments, Written Options, Securities Sold Short and Foreign Currency Transactions	58,014

Net Assets	$1,950,864

I Class Shares
Net Assets	$1,467,247
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	139,297

Net Asset Value, Offering and Redemption Price Per Share	$10.53

Investor Class Shares
Net Assets	$367,947
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	34,983

Net Asset Value, Offering and Redemption Price Per Share	$10.52

R Class Shares
Net Assets	$115,670
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	11,014

Net Asset Value, Offering and Redemption Price Per Share	$10.50

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND FOR THE PERIOD ENDED OCTOBER 31, 2011

STATEMENT OF OPERATIONS

AlphaOne U.S. Equity Long Short Fund*

Investment Income
Dividends	$2,674
Less: Foreign Taxes Withheld	(136)

Total Investment Income	2,538

Expenses
Administration Fees	79,420
Investment Advisory Fees	8,402
Trustees’ Fees	6,941
Chief Compliance Officer Fees	3,182
Distribution Fees — Investor Class	267
Distribution Fees — R Class	149
Shareholder Servicing — R Class	149
Transfer Agent Fees	52,130
Offering Costs	38,040
Audit Fees	26,361
Legal Fees	24,974
Printing Fees	10,538
Interest Expense on Securities Sold Short	6,750
Custodian Fees	5,965
Dividend Expense	4,912
Registration and Filing Fees	2,268
Other Expenses	4,612

Total Expenses	275,060

Less:
Waiver of Investment Advisory Fees	(8,402)
Reimbursement from Investment Adviser	(240,991)
Fees Paid Indirectly	(2)

Net Expenses	25,665

Net Investment Loss	(23,127)

Net Realized Gain/(Loss) on:
Investments	(77,318)
Securities Sold Short	120,145
Foreign Currency Transactions	51
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	81,495
Securities Sold Short	(21,369)
Written Options	(2,520)
Foreign Currency Transactions	408

Net Realized and Unrealized Gain on Investments	100,892

Net Increase in Net Assets Resulting from Operations	$77,765

* Commenced operations on March 31, 2011.

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND

STATEMENT OF CHANGES IN NET ASSETS

AlphaOne U.S. Equity Long Short Fund
Period Ended October 31, 2011*
Operations:
Net Investment Loss	$(23,127)
Net Realized Gain on Investments, Securities Sold Short and Foreign Currency Transactions	42,878
Net Change in Unrealized Appreciation on Investments, Written Options, Securities Sold Short and Foreign Currency Transactions	58,014

Net Decrease in Net Assets Resulting from Operations	77,765

Capital Share Transactions:
I Class:
Issued	1,406,538

Increase in I Class Capital Share Transactions	1,406,538

Investor Class:
Issued	359,403
Redeemed	(2,942)

Increase in Investor Class Capital Share Transactions	356,461

R Class:
Issued	110,100

Increase in R Class Capital Share Transactions	110,100

Net Increase in Net Assets from Capital Share Transactions	1,873,099

Total Increase in Net Assets	1,950,864

Net Assets:
Beginning of Period	—

End of Period	$1,950,864

Accumulated Net Investment Loss	$(1,533)

Shares Issued and Redeemed:
I Class:
Issued	139,297

Total I Class Transactions	139,297

Investor Class:
Issued	35,275
Redeemed	(292)

Total Investor Class Transactions	34,983

R Class:
Issued	11,014

Total R Class Transactions	11,014

Net Increase in Shares Outstanding from Share Transactions	185,294

Amounts designated as “—” are $0.

* Commenced operations on March 31, 2011.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND FOR THE PERIOD ENDED OCTOBER 31, 2011

STATEMENT OF CASH FLOWS

AlphaOne U.S. Equity Long Short Fund*

Cash Flows From Operating Activities:
Net Increase in Net Assets from Operations	$77,765

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchases of Investment Securities	(4,846,747)
Proceeds from Disposition of Investment Securities	3,925,541
Purchases of Short-Term Securities	(3,654,098)
Proceeds from Disposition of Short-Term Securities	3,247,900
Purchases to Cover Securities Sold Short	(3,142,498)
Proceeds from Securities Sold Short	4,123,461
Purchases to Cover Written Options	(2,810)
Proceeds from Written Options	5,690

Net Realized (Gain)/Loss from:
Investments	77,318
Securities Sold Short	(120,145)
Net Change in Unrealized (Appreciation)/Depreciation on:
Investments	(81,495)
Securities Sold Short	21,369
Written Options	2,520
Increase in Deposits Held at Prime Broker for Securities Sold Short	(762,430)
Increase in Receivable for Securities Sold	(580,219)
Increase in Foreign Currency	(51,699)
Increase in Receivable for Fund Shares Sold	(100,280)
Increase in Receivable from Investment Adviser	(47,135)
Increase in Deferred Offering Costs	(26,064)
Increase in Dividends and Income Receivable	(2)
Increase in Prepaid Expenses	(6,387)
Increase in Payable for Investment Securities Purchased	342,597
Increase in Payable due to Administrator	11,890
Increase in Payable due to Trustees	2,424
Increase in Chief Compliance Officer Fees Payable	1,970
Increase in Payable due to Investment Adviser	1,742
Increase in Payable for Dividends on Short Sales	1,039
Increase in Shareholder Services Fees Payable	132
Increase in Distribution Fees Payable	129
Increase in Accrued Expenses and Other Liabilities	48,931

Net Cash Used in Operating Activities	(1,529,591)

Cash Flows from Financing Activities:
Proceeds from Shares Sold	1,876,041
Payments on Shares Redeemed	(2,942)

Net Cash Provided by Financing Activities	1,873,099

Net Change in Cash	343,508
Cash at Beginning of Period	—

Cash at End of Period	$343,508

Supplemental Non-Operating Activities:
Interest Paid	$6,750

Amounts designated as “—” are either $0 or have been rounded to $0. * Commenced operations on March 31, 2011.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND PERIOD ENDED OCTOBER 31, 2011

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT LOSS^	NET REALIZED NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN‡	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE NET ASSETS*	RATIO OF EXPENSES TO AVERAGE NET ASSETS (INCLUDING WAIVERS & INTEREST & DIVIDEND EXPENSE)*	RATIO OF EXPENSES TO AVERAGE NET ASSETS (EXCLUDING WAIVERS & REIMBURSED FEES & INCLUDING INTEREST & DIVIDEND EXPENSE FEES)*	RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS*	PORTFOLIO TURNOVER RATE**
AlphaOne U.S. Equity Long Short Fund†
I Class 2011	$10.00	$(0.20)	$0.73	$0.53	$10.53	5.30%	$1,467	2.00%	3.73%	40.90%	(3.33)%	597%
Investor Class 2011	$10.00	$(0.22)	$0.74	$0.52	$10.52	5.20%	$368	2.25%	3.99%	40.65%	(3.72)%	597%
R Class 2011	$10.00	$(0.23)	$0.73	$0.50	$10.50	5.00%	$116	2.50%	4.23%	41.53%	(3.81)%	597%

†	Commenced operations on March 31, 2011.
^	Calculation performed using average shares for the period.
‡

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived or assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 38 funds. The AlphaOne Small Cap Growth, the AlphaOne Micro Cap Equity Fund and the U.S. Equity Long Short Fund (the “AlphaOne Funds”) are each series of the Trust. The financial statements herein are those of the AlphaOne U.S. Long Short Equity Fund (the “Fund”). The Fund, which commenced operations on March 31, 2011, is diversified and seeks long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U. S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2011, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1— Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended October 31, 2011, there have been no significant changes to the Fund’s fair valuation methodology.

Securities Sold Short — The Fund engages in short sales (selling securities that it does not own). To complete a short sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security price will decline. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. This amount is reflected as dividend expense on securities sold short in the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium, which would decrease the proceeds of the security sold. The Fund pays interest to the lender for borrowing the security. This amount is reflected as interest expense on securities sold short in the Statement of Operations. Upon entering into a short position, the Fund records the proceeds as a receivable from the prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by cash deposits with the counterparty broker, Goldman, Sachs & Co., and pledged securities held at the custodian, Union Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income and expenses are recorded on the ex-dividend date. Interest income and expense are recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

Classes—Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses —Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income, if any, at least annually. Any net realized capital gains are distributed at least annually. All dividends and distributions are recorded on ex-dividend date.

Organization and Offering Costs— Organization costs of the Fund, which commenced operations on March 31, 2011, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of October 31, 2011, the Fund had $26,064 remaining to be amortized.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

Foreign Currency Translation —The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Fund invests in financial options contracts to add return or to economically hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the period from March 31, 2011 through October 31, 2011 are summarized as follows:

	Number of Contracts	Premium
Balance at the beginning of the period	—	$—
Written	60	5,690
Expired	—	—
Closing buys	(20)	(2,810)
Balance at the end of the period	40	$2,880

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The AlphaOne Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.11% of the first $750 million and 0.09% of average daily net assets over $750 million of the AlphaOne Funds’ average daily net assets, subject to a minimum fee of $370,000 for the three initial AlphaOne Funds, each with three classes of shares which is allocated to each Fund based on its net assets. Due to these minimums, the annual administration fee the AlphaOne Funds pay will exceed the above percentages at low asset levels.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

The Trust and Distributor are parties to a Distribution Plan dated November 14, 2001, amended and restated on November 12, 2002. The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares and R Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class Shares and R Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of I Class Shares of the Fund.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund’s R Class Shares may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to R Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the period ended October 31, 2011, the Fund’s R Class Shares incurred $149 or 0.25%, of shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During period ended October 31, 2011, the Fund earned $2 of cash management credits. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

AlphaOne Investment Services, LLC serves as the Adviser (the “Adviser”) to the Fund. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may, from its own resources, compensate broker dealers whose clients purchase shares of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, dividend and interest expense on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 2.00% of the Fund’s average daily net assets until April 1, 2012.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s total annual fund operating expenses (not including excluded expenses) and the amounts listed above to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. At October 31, 2011, pursuant to the above, the amount of previously waived and reimbursed fees for the Fund for which the Adviser may seek reimbursement through October 31, 2014 is $249,393.

6. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities and securities sold short, for the period ended October 31, 2011, were as follows:

	Purchases	Sales and Maturities
AlphaOne U.S. Equity Long Short Fund	$4,846,747	$(3,925,541)

There were no purchases or sales of long-term U.S. Government securities for the Fund.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are generally due to differing book and tax treatments for foreign currency transactions and net operating losses.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Such reclassifications are recorded during the period in which they arise.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

Accordingly, the following permanent differences that are primarily due to net operating loss and foreign currency exchange gain/loss have been reclassified to (from) the following accounts:

	Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-in Capital
AlphaOne U.S. Equity Long Short Fund	$21,594	$(21,594)	$ —

These reclassifications had no impact on the net assets or net asset value per share of the Fund.

As of October 31, 2011, the components of Distributable Earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings
AlphaOne U.S. Equity Long Short Fund	$88,883	$(9,586)	$(1,532)	$77,765

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the in vestments held (excluding securities sold short, written options and foreign currency) by the Fund at October 31, 2011, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
AlphaOne U.S. Equity Long Short Fund	$1,317,686	$102,016	$(88,121)	$13,895

8. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. Other:

At October 31, 2011, 42% of I Class shares outstanding were held by one shareholder on record and 57% of Investor Class shares outstanding were held by two shareholders on record owning 10% or greater of the aggregate total shares outstanding. These shareholders are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders. 57% of I Class shares outstanding, 29% of Investor Class shares outstanding and 91% of R Class Shares outstanding were held by an affiliate of the Investment Adviser.

10. Recent Accounting Pronouncements:

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

11. Subsequent Event:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of

AlphaOne U.S. Equity Long Short Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the AlphaOne U.S. Equity Long Short Fund (one of the portfolios constituting The Advisors’ Inner Circle Fund (the “Trust”)) as of October 31, 2011, and the related statements of operations and cash flows, the statement of changes in net assets, and financial highlights for the period from March 31, 2011 (commencement of operations) to October 31, 2011. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AlphaOne U.S. Equity Long Short Fund at October 31, 2011, the results of its operations and its cash flows, the changes in its net assets, and financial highlights for the period from March 31, 2011 (commencement of operations) to October 31, 2011, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 22, 2011

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
AlphaOne U.S. Equity Long Short Fund, I Class	$1,000.00	$1,070.10	3.87%	$20.19
AlphaOne U.S. Equity Long Short Fund, Investor Class	1,000.00	1,069.10	4.12%	21.49
AlphaOne U.S. Equity Long Short Fund, R Class	1,000.00	1,067.10	4.36%	22.72

Hypothetical 5% Return
AlphaOne U.S. Equity Long Short Fund, I Class	$1,000.00	$1,005.70	3.87%	$19.56
AlphaOne U.S. Equity Long Short Fund, Investor Class	1,000.00	1,004.44	4.12%	20.82
AlphaOne U.S. Equity Long Short Fund, R Class	1,000.00	1,003.23	4.36%	22.01
*

Expenses are equal to the Fund’s annualized expense ratio (including interest expense on securities sold short) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-342-5445. The following chart lists Trustees and Officers as of November 16, 2011.

Name, Address Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INTERESTED BOARD MEMBERS[3,4]

ROBERT A. NESHER 65 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present.

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 71 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Director of the Distributor since 2003.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 38 funds in The Advisors’ Inner Circle Fund.
5

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INDEPENDENT BOARD MEMBERS [3,4]

CHARLES E. CARLBOM 77 yrs. old	Trustee (Since 2005)	Self-Employed Business Consultant, Business Projects Inc. since 1997.

Trustee of The Advisors’ Inner Circle Fund II,
Bishop Street Funds, SEI Daily Income Trust,
SEI Institutional International Trust, SEI
Institutional Investments Trust, SEI Institutional
Managed Trust, SEI Liquid Asset Trust, SEI
Asset Allocation Trust and SEI Tax Exempt
Trust. Director of SEI Global Master Fund plc,
SEI Global Assets Fund plc, SEI Global
Investments Fund plc, SEI Investments —
Global Funds Services, Limited, SEI
Investments Global, Limited, SEI Investments
(Europe) Ltd., SEI Investments—Unit Trust
Management (UK) Limited, SEI Multi-Strategy
Funds PLC, SEI Global Nominee Ltd. and SEI
Alpha Strategy Portfolios, LP.

JOHN K. DARR 67 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Bank, from 1992 to 2007.

Trustee of The Advisors’ Inner Circle Fund II,
Bishop Street Funds, SEI Daily Income Trust,
SEI Institutional International Trust, SEI
Institutional Investments Trust, SEI Institutional
Managed Trust, SEI Liquid Asset Trust, SEI
Asset Allocation Trust and SEI Tax Exempt
Trust. Director of SEI Alpha Strategy
Portfolios, LP since June 2007. Director of SEI
Investments (Europe), Limited, SEI
Investments— Global Funds Services, Limited,
SEI Investments Global, Limited, SEI
Investments (Asia), Limited and SEI Asset
Korea Co., Ltd. Director of the Distributor since
2003.

JOSEPH T. GRAUSE 59 yrs. old	Trustee (Since 2011)

Director of Endowments and Foundations,
Morningstar Investment Management,
Morningstar, Inc., February 2010 to May 2011;
Director of International Consulting and Chief
Executive Officer of Morningstar Associates
Europe Limited, Morningstar, Inc., May 2007 to
February 2010; Country Manager—
Morningstar UK Limited, Morningstar, Inc.,
June 2005 to May 2007.

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

MITCHELL A. JOHNSON 68 yrs. old	Trustee (Since 2005)	Private investor and self-employed consultant (strategic investments).

Trustee of The Advisors’ Inner Circle Fund II,
Bishop Street Funds, SEI Asset Allocation
Trust, SEI Daily Income Trust, SEI Institutional
International Trust, SEI Institutional Managed
Trust, SEI Institutional Investments Trust, SEI
Liquid Asset Trust, SEI Tax Exempt Trust and
SEI Alpha Strategy Portfolios, LP. Director,
Federal Agricultural Mortgage Corporation
(Farmer Mac) since 1997. Trustee, Citizens
Funds (1998 – 2006). Director, The FBR
Rushmore Funds (2002 – 2005). Trustee,
Diversified Investors Portfolios (2006 – 2008).

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 38 funds in The Advisors’ Inner Circle Fund.
5

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]

INDEPENDENT BOARD MEMBERS[3,4] (continued)

BETTY L. KRIKORIAN 68 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. since 2008. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

BRUCE R. SPECA 55 yrs. old	Trustee (Since 2011)

Global Head of Asset Allocation, Manulife
Asset Management (subsidiary of Manulife
Financial), June 2010 to May 2011; Executive
Vice President—Investment Management
Services, John Hancock Financial Services
(subsidiary of Manulife Financial), June 2003 to
June 2010.

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

JAMES M. STOREY 80 yrs. old	Trustee (Since 1994)	Attorney, Solo Practitioner since 1994.

Trustee/Director of The Advisors’ Inner Circle
Fund II, Bishop Street Funds, U.S. Charitable
Gift Trust, SEI Daily Income Trust, SEI
Institutional International Trust, SEI
Institutional Investments Trust, SEI Institutional
Managed Trust, SEI Liquid Asset Trust, SEI
Asset Allocation Trust, SEI Tax Exempt Trust
and SEI Alpha Strategy Portfolios, LP.

GEORGE J. SULLIVAN, JR. 69 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Self-employed Consultant, Newfound Consultants Inc. since April 1997.	Trustee/Director of State Street Navigator
Securities Lending Trust, The Advisors’ Inner
Circle Fund II, Bishop Street Funds, SEI
Opportunity Fund, L.P., SEI Structured Credit
Fund, LP, SEI Daily Income Trust, SEI
Institutional International Trust, SEI
Institutional Investments Trust, SEI Institutional
Managed Trust, SEI Liquid Asset Trust, SEI
Asset Allocation Trust, SEI Tax Exempt Trust
and SEI Alpha Strategy Portfolios, LP; member
of the independent review committee for SEI’s
Canadian- registered mutual funds.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed
in	accordance with the Trust’s Declaration of Trust.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or
its	affiliates .
4	Board Members oversee 38 funds in The Advisors’ Inner Circle Fund.
5	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other
investment	companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address Age[1]	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Officer

OFFICERS

MICHAEL BEATTIE 46 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.	None.

MICHAEL LAWSON 51 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2005)	Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments, Fund Accounting at SEI Investments AVP from April 1995 to February 1998 and November 1998 to July 2005.	None.

RUSSELL EMERY 49 yrs. old	Chief Compliance Officer (Since 2006)

Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006. Director of Investment Product Management and Development, SEI Investments, since February 2003; Senior Investment Analyst – Equity Team, SEI Investments, from March 2000 to February 2003.

None.

DIANNE M. SULZBACH 34 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morrison & Foerster LLP from 2003 to 2006. Associate at Stradley Ronon Stevens & Young LLP from 2002 to 2003.	None.

TIMOTHY D. BARTO 43 yrs. old	Vice President and Assistant Secretary (Since 1999)	General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor, and Vice President of the Distributor from 1999 to 2003.	None.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND OCTOBER 31, 2011

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address Age[1]	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Officer

OFFICERS (continued)
JAMES NDIAYE 43 yrs. old	Vice President and Assistant Secretary (Since 2004)	Vice President and Assistant Secretary of SIMC since 2005. Vice President at Deutsche Asset Management from 2003 to 2004. Associate at Morgan, Lewis & Bockius LLP from 2000 to 2003.	None.

KERI ROHN 31 yrs. old	Privacy Officer (Since 2009) AML Officer (Since 2011)	Compliance Officer at SEI Investments since 2003.	None.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

The AlphaOne Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-4-ALPHAONE

Adviser:

AlphaOne Investment Services, LLC

One Tower Bridge

100 Front Street, Suite 1250

West Conshohocken, PA 19428

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Funds described.

ACP-AR-002-0100

Item 2.    Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.    Audit Committee Financial Expert.

(a)(1)    The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)    The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.    Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2011			2010
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$209,462	$0	$0	$211,890	$0	$0
(b)	Audit- Related Fees	$11,286	$0	$0	$4,000	$0	$0
(c)	Tax Fees	$56,000	$0	$0	$55,000	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2011			2010
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$341,200	$581	N/A	$259,524	N/A	N/A
(b)	Audit- Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)    Not applicable.

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2011	2010
Audit-Related Fees	4%	1.9%
Tax Fees	20%	26.0%
All Other Fees	0%	0%

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2011	2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.

(g)        The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $34,500,000 and $0 for 2011 and 2010, respectively.

(g)        The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2011 and 2010, respectively.

(h)        During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)        The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Code of Ethics attached hereto.

(a)(2)    A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)        Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 5, 2012

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson, Treasurer, Controller & CFO
Date: January 5, 2012

*	Print the name and title of each signing officer under his or her signature.